Schedule of investments
Optimum Small-Mid Cap Growth Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.39%
Communication Services — 0.14%
Lions Gate Entertainment Class B †	99,805	$ 833,372
		833,372
Consumer Discretionary — 10.47%
Academy Sports & Outdoors	71,863	3,884,195
Boot Barn Holdings †	22,508	1,906,203
Bowlero †	74,315	865,027
Burlington Stores †	10,382	1,634,023
Churchill Downs	32,740	4,556,426
Deckers Outdoor †	7,603	4,011,799
DraftKings Class A †	137,805	3,661,479
Five Below †	13,641	2,681,002
Fox Factory Holding †	19,081	2,070,479
International Game Technology	171,825	5,479,499
Meritage Homes	34,640	4,928,233
Monro	25,182	1,023,145
Ollie's Bargain Outlet Holdings †	39,330	2,278,387
On Holding Class A †	139,705	4,610,265
Papa John's International	28,851	2,130,069
Shake Shack Class A †	63,565	4,940,272
Skyline Champion †	39,567	2,589,660
TopBuild †	11,603	3,086,630
Topgolf Callaway Brands †	98,719	1,959,572
Wingstop	19,034	3,809,845
		62,106,210
Consumer Staples — 5.98%
BellRing Brands †	80,536	2,947,618
Celsius Holdings †	51,541	7,689,402
Coty Class A †	246,638	3,031,181
elf Beauty †	52,404	5,986,109
Freshpet †	21,763	1,432,223
Ingredion	17,111	1,812,911
Lamb Weston Holdings	53,318	6,128,904
Performance Food Group †	58,189	3,505,305
SunOpta †	54,916	367,388
TreeHouse Foods †	51,048	2,571,798
		35,472,839
Energy — 2.25%
Callon Petroleum †	45,423	1,592,984
ChampionX	83,521	2,592,492
Chesapeake Energy	33,031	2,764,034
Matador Resources	121,740	6,369,437
		13,318,947
Financials — 8.14%
BRP Group Class A †	140,467	3,480,772
Essent Group	66,501	3,112,247
Evercore Class A	19,503	2,410,376
Flywire †	179,914	5,584,530
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Kinsale Capital Group	17,371	$ 6,500,228
Palomar Holdings †	38,306	2,223,280
PennyMac Financial Services	54,945	3,863,183
Ryan Specialty Holdings †	81,983	3,680,217
Skyward Specialty Insurance Group †	95,737	2,431,720
Stifel Financial	53,174	3,172,893
Toast Class A †	158,426	3,575,675
Triumph Financial †	42,235	2,564,509
Virtu Financial Class A	71,982	1,230,172
WEX †	24,344	4,432,312
		48,262,114
Healthcare — 18.51%
Adaptive Biotechnologies †	103,312	693,224
Amicus Therapeutics †	154,616	1,941,977
Apellis Pharmaceuticals †	20,284	1,847,872
Avantor †	171,813	3,529,039
Avid Bioservices †	100,691	1,406,653
Axonics †	50,060	2,526,528
Axsome Therapeutics †	46,091	3,312,099
Azenta †	26,252	1,225,443
BioLife Solutions †	80,634	1,782,011
Blueprint Medicines †	31,302	1,978,286
Bruker	39,897	2,949,186
Charles River Laboratories International †	14,667	3,083,737
CONMED	28,123	3,821,635
Cytokinetics †	38,700	1,262,394
Dynavax Technologies †	123,646	1,597,506
Evolent Health Class A †	140,725	4,263,968
Exact Sciences †	72,876	6,843,056
Glaukos Corp. †	73,680	5,246,753
Haemonetics †	31,861	2,712,646
HealthEquity †	38,205	2,412,264
ICON †	19,474	4,872,395
Insmed †	78,483	1,655,991
Inspire Medical Systems †	29,110	9,450,271
Ionis Pharmaceuticals †	32,595	1,337,373
iRhythm Technologies †	17,098	1,783,663
Myriad Genetics †	65,823	1,525,777
Natera †	58,814	2,861,889
Neurocrine Biosciences †	20,577	1,940,411
Omnicell †	33,889	2,496,603
Phreesia †	69,120	2,143,411
Privia Health Group †	58,534	1,528,323
Prothena †	34,369	2,346,715
Sarepta Therapeutics †	8,788	1,006,402
SI-BONE †	137,509	3,709,993
Silk Road Medical †	79,972	2,598,290
NQ- OPTSG [0623] 0823 (3054741)    1

Schedule of investments
Optimum Small-Mid Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
SpringWorks Therapeutics †	38,401	$ 1,006,874
Syndax Pharmaceuticals †	51,443	1,076,702
Tandem Diabetes Care †	41,834	1,026,606
TransMedics Group †	24,373	2,046,845
Treace Medical Concepts †	61,588	1,575,421
Ultragenyx Pharmaceutical †	32,653	1,506,283
US Physical Therapy	28,347	3,441,042
Ventyx Biosciences †	22,081	724,257
Veradigm †	132,356	1,667,686
		109,765,500
Industrials — 23.75%
A O Smith	41,947	3,052,903
Advanced Drainage Systems	23,072	2,625,132
Applied Industrial Technologies	21,757	3,151,066
Arcosa	39,342	2,980,943
ASGN †	42,234	3,194,157
Atkore †	17,271	2,693,240
AZEK †	298,315	9,035,961
Boise Cascade	27,398	2,475,409
Chart Industries †	17,486	2,794,088
Clarivate †	211,952	2,019,903
Core & Main Class A †	82,193	2,575,929
Dycom Industries †	24,581	2,793,631
EMCOR Group	27,400	5,062,972
Fortune Brands Innovations	49,942	3,593,327
FTI Consulting †	19,166	3,645,373
Generac Holdings †	20,572	3,067,902
GXO Logistics †	125,287	7,870,529
Howmet Aerospace	137,084	6,793,883
ICF International	29,431	3,660,922
KBR	67,130	4,367,478
Knight-Swift Transportation Holdings	41,819	2,323,464
Kratos Defense & Security Solutions †	111,350	1,596,759
Lincoln Electric Holdings	29,072	5,774,571
Masonite International †	28,476	2,917,082
MasTec †	25,694	3,031,121
Montrose Environmental Group †	53,963	2,272,922
MYR Group †	17,616	2,436,997
nVent Electric	98,705	5,100,087
Openlane †	91,535	1,393,163
Quanta Services	52,561	10,325,609
RB Global	17,862	1,071,720
Schneider National Class B	81,156	2,330,800
SPX Technologies †	36,978	3,142,021
SS&C Technologies Holdings	73,018	4,424,891
Verra Mobility †	161,686	3,188,448
Vertiv Holdings	144,987	3,591,328
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Vicor †	30,924	$ 1,669,896
Wabash National	90,191	2,312,497
XPO †	39,288	2,317,992
Zurn Elkay Water Solutions	78,409	2,108,418
		140,784,534
Information Technology — 24.57%
Allegro MicroSystems †	57,335	2,588,102
AppLovin Class A †	170,094	4,376,519
Axcelis Technologies †	15,253	2,796,333
Belden	51,361	4,912,680
Bentley Systems Class B	89,696	4,864,214
Bill.com Holdings †	14,730	1,721,201
Black Knight †	50,137	2,994,683
Box Class A †	135,282	3,974,585
Ciena †	80,290	3,411,522
Confluent Class A †	162,126	5,724,669
CyberArk Software †	18,806	2,939,942
DoubleVerify Holdings †	242,584	9,441,369
Entegris	43,904	4,865,441
First Solar †	12,804	2,433,912
Globant †	7,796	1,401,097
Harmonic †	176,660	2,856,592
HashiCorp Class A †	64,798	1,696,412
HubSpot †	10,208	5,431,575
IPG Photonics †	15,813	2,147,722
Itron †	30,219	2,178,790
Jamf Holding †	112,740	2,200,685
JFrog †	99,642	2,760,083
LiveRamp Holdings †	79,046	2,257,554
Lumentum Holdings †	36,852	2,090,614
Manhattan Associates †	30,564	6,109,132
Monolithic Power Systems	12,687	6,853,898
Nutanix Class A †	96,926	2,718,774
Onto Innovation †	35,194	4,099,045
PagerDuty †	95,832	2,154,303
PAR Technology †	46,166	1,520,246
Procore Technologies †	26,507	1,724,810
PTC †	35,555	5,059,477
Pure Storage Class A †	114,550	4,217,731
Rambus †	116,726	7,490,307
Rogers †	13,412	2,171,805
Samsara Class A †	84,259	2,334,817
Silicon Motion Technology ADR	26,066	1,873,103
Sprinklr Class A †	126,285	1,746,522
Sprout Social Class A †	41,002	1,892,652
Synaptics †	12,862	1,098,158
Teradyne	20,536	2,286,273
Twilio Class A †	43,699	2,780,130
Universal Display	13,203	1,902,948

2    NQ- OPTSG [0623] 0823 (3054741)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Varonis Systems †	69,364	$ 1,848,551
Zuora Class A †	156,506	1,716,871
		145,665,849
Materials — 3.89%
Carpenter Technology	29,647	1,664,086
Element Solutions	204,781	3,931,795
Livent †	108,117	2,965,649
Martin Marietta Materials	14,972	6,912,423
Orion	107,502	2,281,192
Steel Dynamics	18,378	2,001,916
Summit Materials Class A †	87,106	3,296,962
		23,054,023
Real Estate — 0.69%
Ryman Hospitality Properties	22,901	2,127,961
Zillow Group Class A †	40,138	1,974,790
		4,102,751
Total Common Stocks (cost $526,686,247)		583,366,139

Convertible Preferred Stock — 0.01%
Honest Series D =, †, π	15,249	54,153
Total Convertible Preferred Stock (cost $697,718)		54,153

Warrant — 0.00%
DraftKings strike price $25, expiration date 4/23/25 =, †	399	0
Total Warrant (cost $0)		0

Short-Term Investments — 1.84%
Money Market Mutual Funds — 1.84%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	2,727,572	2,727,572
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	2,727,573	2,727,573
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	2,727,573	$ 2,727,573
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	2,727,573	2,727,573
Total Short-Term Investments (cost $10,910,291)		10,910,291

Total Value of Securities—100.24% (cost $538,294,256)		594,330,583
Liabilities Net of Receivables and Other Assets—(0.24%)		(1,445,936)
Net Assets Applicable to 48,177,756 Shares Outstanding—100.00%		$592,884,647
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2023, the aggregate value of restricted securities was $54,153 which represented percentage of 0.01% of the Fund’s net assets.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Honest Series D	8/3/15	$697,718	$54,153
Summary of abbreviations:
ADR – American Depositary Receipt

NQ- OPTSG [0623] 0823 (3054741)    3